UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing Form. Please print or type.
1.	Name and address of issuer:

AIM Growth Series (Invesco Growth Series) 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

2.	The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

☐
Invesco Basic Value Fund — Class A, B, C, R, Y and Institutional
Invesco Balanced-Risk Retirement Now Fund — Class A, A5, B, C, C5, R, R5, Y and Institutional
Invesco Balanced-Risk Retirement 2010 Fund — Class A, A5, B, C, C5, R, R5, Y and Institutional
Invesco Balanced-Risk Retirement 2020 Fund — Class A, A5, B, C, C5, R, R5, Y and Institutional
Invesco Balanced-Risk Retirement 2030 Fund — Class A, A5, B, C, C5, R, R5, Y and Institutional
Invesco Balanced-Risk Retirement 2040 Fund — Class A, A5, B, C, C5, R, R5, Y and Institutional
Invesco Balanced-Risk Retirement 2050 Fund — Class A, A5, B, C, C5, R, R5, Y and Institutional
Invesco Conservative Allocation Fund— Class A, B, C, R, S, Y and Institutional
Invesco Convertible Securities Fund— Class A, B, C and Y
Invesco Global Equity Fund — Class A, B, C, R, Y and Institutional
Invesco Growth Allocation Fund — Class A, B, C, R, S, Y and Institutional
Invesco Income Allocation Fund — Class A, B, C, R, Y and Institutional
Invesco International Allocation Fund — Class A, B, C, R, Y and Institutional
Invesco Mid Cap Core Equity Fund — Class A, B, C, R, Y and Institutional
Invesco Moderate Allocation Fund — Class A, B, C, R, S, Y and Institutional
Invesco Moderate Growth Allocation Fund — Class A, B, C, R, Y and Institutional
Invesco Moderately Conservative Allocation Fund — Class A, B, C, R, S, Y and Institutional
Invesco Small Cap Growth Fund — Class A, B, C, R, Y, Investor and Institutional
Invesco Van Kampen Harbor Fund — Class A, B, C, Y and Institutional
Invesco Van Kampen Leaders Fund — Class A, B, C and Y
Invesco Van Kampen Real Estate Securities Fund — Class A, B, C, Y and Institutional
Invesco Van Kampen US Mortgage Fund — Class A, B, C, Y and Institutional
3.	Investment Company Act File Number: 811-02699

Securities Act File Number: 002-57526

4(a).	Last day of fiscal year for which this Form is filed: December 31, 2010

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$2,689,164,028

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:
$2,774,833,416

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$6,341,318,595

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$9,116,152,011

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$6,426,987,983

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			x0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=$ 0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	= $ 0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

☐	Wire Transfer
☐	Mail or other means
SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sheri Morris Sheri Morris, Vice President, Treasurer and
Principal Financial Officer
         Date: March 30, 2011

*	Please print the name and title of the signing officer below the signature.